Schedule of Investments (unaudited)
March 31, 2026
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 ClearBridge Variable Mid Cap Portfolio

(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 2.0%
Entertainment — 2.0%
Live Nation Entertainment Inc.	31,500	$4,804,065 *

Consumer Discretionary — 13.7%
Diversified Consumer Services — 1.3%
Service Corp. International	38,400	3,168,384
Hotels, Restaurants & Leisure — 5.1%
Churchill Downs Inc.	52,100	4,680,143
Hilton Worldwide Holdings Inc.	6,300	1,915,704
Light & Wonder Inc., CDI	44,500	3,735,228 *(a)
Viking Holdings Ltd.	26,200	1,925,176 *
Total Hotels, Restaurants & Leisure		12,256,251
Household Durables — 2.0%
Mohawk Industries Inc.	36,400	3,583,944 *
Somnigroup International Inc.	15,600	1,153,152
Total Household Durables		4,737,096
Specialty Retail — 5.3%
Carvana Co.	5,100	1,603,338 *
Chewy Inc., Class A Shares	177,600	4,795,200 *
Ross Stores Inc.	16,800	3,639,384
Valvoline Inc.	79,700	2,684,296 *
Total Specialty Retail		12,722,218

Total Consumer Discretionary		32,883,949
Consumer Staples — 5.9%
Consumer Staples Distribution & Retail — 5.9%
Casey’s General Stores Inc.	11,600	8,443,176
Performance Food Group Co.	67,600	5,790,616 *

Total Consumer Staples		14,233,792
Energy — 7.5%
Energy Equipment & Services — 3.4%
Archrock Inc.	87,500	3,045,000
Baker Hughes Co.	81,600	4,981,680
Total Energy Equipment & Services		8,026,680
Oil, Gas & Consumable Fuels — 4.1%
Diamondback Energy Inc.	10,900	2,155,911
EQT Corp.	122,400	7,789,536
Total Oil, Gas & Consumable Fuels		9,945,447

Total Energy		17,972,127
Financials — 11.7%
Banks — 3.7%
Fifth Third Bancorp	53,500	2,485,610
PNC Financial Services Group Inc.	18,200	3,787,238
UMB Financial Corp.	21,900	2,470,101
Total Banks		8,742,949
Capital Markets — 4.1%
Houlihan Lokey Inc.	26,500	3,805,930
Raymond James Financial Inc.	34,100	4,937,339
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — continued
Robinhood Markets Inc., Class A Shares	16,700	$1,157,310 *
Total Capital Markets		9,900,579
Insurance — 3.9%
Arch Capital Group Ltd.	46,000	4,415,540 *
Hartford Insurance Group Inc.	36,600	4,949,418
Total Insurance		9,364,958

Total Financials		28,008,486
Health Care — 8.3%
Biotechnology — 0.9%
Argenx SE, ADR	3,000	2,190,750 *
Health Care Equipment & Supplies — 3.1%
Insulet Corp.	8,400	1,762,656 *
STERIS PLC	25,900	5,727,267
Total Health Care Equipment & Supplies		7,489,923
Health Care Providers & Services — 1.9%
Tenet Healthcare Corp.	24,500	4,623,395 *
Health Care Technology — 0.6%
Doximity Inc., Class A Shares	58,400	1,360,720 *
Life Sciences Tools & Services — 1.8%
Bio-Techne Corp.	80,800	4,222,608

Total Health Care		19,887,396
Industrials — 23.4%
Aerospace & Defense — 2.6%
Axon Enterprise Inc.	2,000	849,380 *
CAE Inc.	148,400	3,865,820 *
Leonardo DRS Inc.	32,400	1,442,448
Total Aerospace & Defense		6,157,648
Building Products — 1.5%
Resideo Technologies Inc.	110,200	3,714,842 *
Commercial Services & Supplies — 4.7%
Casella Waste Systems Inc., Class A Shares	57,700	4,577,918 *
Clean Harbors Inc.	23,500	6,738,155 *
Total Commercial Services & Supplies		11,316,073
Construction & Engineering — 4.7%
API Group Corp.	187,300	7,589,396 *
WillScot Holdings Corp.	216,100	3,751,496
Total Construction & Engineering		11,340,892
Electrical Equipment — 4.7%
Regal Rexnord Corp.	30,000	5,617,800
Vertiv Holdings Co., Class A Shares	22,500	5,638,050
Total Electrical Equipment		11,255,850
Ground Transportation — 1.0%
XPO Inc.	12,000	2,334,600 *
Trading Companies & Distributors — 4.2%
Ferguson Enterprises Inc.	20,300	4,735,178
QXO Inc.	65,900	1,279,778 *
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report

 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
United Rentals Inc.	5,500	$4,007,080
Total Trading Companies & Distributors		10,022,036

Total Industrials		56,141,941
Information Technology — 9.5%
Electronic Equipment, Instruments & Components — 3.2%
Teledyne Technologies Inc.	12,700	7,683,627 *
Semiconductors & Semiconductor Equipment — 2.3%
Microchip Technology Inc.	67,200	4,341,792
Monolithic Power Systems Inc.	1,100	1,202,685
Total Semiconductors & Semiconductor Equipment		5,544,477
Software — 3.4%
AppLovin Corp., Class A Shares	8,700	3,462,600 *
Bentley Systems Inc., Class B Shares	50,900	1,787,608
Rubrik Inc., Class A Shares	58,400	2,859,848 *
Total Software		8,110,056
Technology Hardware, Storage & Peripherals — 0.6%
GPGI Inc.	88,751	1,517,642

Total Information Technology		22,855,802
Materials — 4.2%
Containers & Packaging — 4.2%
Crown Holdings Inc.	57,500	5,764,375
International Paper Co.	124,600	4,448,220

Total Materials		10,212,595
Real Estate — 4.4%
Real Estate Management & Development — 1.5%
Jones Lang LaSalle Inc.	12,200	3,712,704 *
Retail REITs — 1.9%
NNN REIT Inc.	109,400	4,598,082
Specialized REITs — 1.0%
SBA Communications Corp.	13,800	2,375,118

Total Real Estate		10,685,904
Utilities — 6.7%
Electric Utilities — 1.1%
PPL Corp.	73,000	2,788,600
Independent Power and Renewable Electricity Producers — 2.6%
Vistra Corp.	41,600	6,253,728
Multi-Utilities — 3.0%
DTE Energy Co.	48,700	7,120,914

Total Utilities		16,163,242
Total Investments before Short-Term Investments (Cost — $170,707,044)		233,849,299
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.508%	299,165	$299,165 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.578%	299,165	299,165 (b)(c)

Total Short-Term Investments (Cost — $598,330)			598,330
Total Investments — 97.6% (Cost — $171,305,374)			234,447,629
Other Assets in Excess of Liabilities — 2.4%			5,794,765
Total Net Assets — 100.0%			$240,242,394

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2026, the total market value of investments in Affiliated Companies was $299,165 and the cost was $299,165 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronic Subregister System Depositary Interest
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$29,148,721	$3,735,228	—	$32,883,949
Other Common Stocks	200,965,350	—	—	200,965,350
Total Long-Term Investments	230,114,071	3,735,228	—	233,849,299
Short-Term Investments†	598,330	—	—	598,330
Total Investments	$230,712,401	$3,735,228	—	$234,447,629

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$6,728,924	$6,474,849	6,474,849	$12,904,608	12,904,608

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$38,832	—	$299,165

ClearBridge Variable Mid Cap Portfolio 2026 Quarterly Report